Commitments (Details) € in Thousands, $ in Millions		1 Months Ended		6 Months Ended		42 Months Ended
	May 18, 2022 trading_day shares	Mar. 31, 2021 USD ($)	Jul. 31, 2018	Jun. 30, 2022 EUR (€) patient	Jun. 30, 2022 USD ($) patient	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jan. 31, 2019 USD ($)
Disclosure of contingent liabilities [line items]
Guarantee of EIB loan by subsidiaries, minimum threshold			5.00%
Annual short term lease expense				€ 140
Annual lease expense				10
Prepaid expenses				€ 1,425		€ 1,425	€ 2,213
Royalties agreement, period				6 years	6 years
Kepler Cheuvreux subscription agreement | BSA
Disclosure of contingent liabilities [line items]
Underwriting agreement, maximum number of shares issued (in shares) | shares	5,200,000
Underwriting agreement, maximum period	24 months
Underwriting agreement, number of preceding trading days | trading_day	2
Underwriting agreement, maximum discount	5.00%
MD Anderson Cancer Center, NBTXR3
Disclosure of contingent liabilities [line items]
Number of patients in clinical trial | patient				340	340
Contractual commitments, payment | $								$ 11.0
Contractual commitments, milestone payment						3,000
Prepaid expenses				€ 500		500	€ 1,000
Minimum number of patients enrolled | patient				150	150
MD Anderson Cancer Center, NBTXR3 | Bottom of range
Disclosure of contingent liabilities [line items]
Milestone payment increase | $					$ 2.2
MD Anderson Cancer Center, NBTXR3 | Top of range
Disclosure of contingent liabilities [line items]
Milestone payment increase | $					$ 16.4
Termination of PharmaEngine collaboration agreement, NBTXR3
Disclosure of contingent liabilities [line items]
Contractual commitments, milestone payment upon second regulatory approval | $		$ 5.0
Royalties agreement, period		10 years
EIB loan
Disclosure of contingent liabilities [line items]
Royalties agreement, period			6 years
Minimum | EIB loan
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				€ 35,000		€ 35,000